SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years